Cover	Sep. 06, 2023
Cover [Abstract]
Entity Registrant Name	Gold Flora Corporation
Entity Central Index Key	0001876945
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 06, 2023
Entity Ex Transition Period	false
Entity File Number	0-56348
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	93-2261104
Entity Address Address Line 1	3165 Red Hill Avenue
Entity Address City Or Town	Costa Mesa
Entity Address Country	CA
Entity Address Postal Zip Code	92626
City Area Code	949
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	252-1908
Entity Address State Or Province	CA